INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 9,579	$ 6,638
Work in progress and assembled raw materials	15,871	15,409
Finished products	5,854	5,156
Inventory, Net	$ 31,304	$ 27,203